Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of First Horizon Corporation Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
The Plan is a defined contribution retirement savings plan established April 23, 1978, for qualified employees of First Horizon Corporation and certain affiliates (the “Company” or “Plan Sponsor”) to provide a savings plan for those employees. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Since inception, the Plan document has been amended periodically to conform with provisions of ERISA and other laws and regulations. The Plan is administered by the Pension, Savings and Flexible Compensation Committee of the Company. State Street Bank and Trust Company serves as trustee of the Plan and Transamerica Retirement Solutions Corporation (“Transamerica”) serves as recordkeeper of the plan.
(a)    Contributions
Under the terms of the Plan, full-time employees are eligible to participate in the Plan immediately. Part-time employees are eligible to participate upon completion of 12 months of service in which they have worked 1,000 hours or more. In addition, effective January 1, 2025, Long-Term Part-Time Employees shall also be eligible to participate. A Long-Term Part-Time Employee is an Employee who has completed at least 500 Hours of Service in each of three consecutive 12-month periods (two consecutive 12-month periods effective January 1, 2025) and who is at least 21 years of age as of the end of the most recent 12-month period. Long-Term Part-Time Employees shall be eligible to make salary reduction elections but shall not be eligible to receive any other types of contributions to the Plan. A participant may authorize payroll deductions from 1% to 60% of eligible pay (subject to certain legal limitations) as contributions, to be invested as authorized by the participant. The Plan allows participants to make Pre-tax and Roth contributions (from 1% to 50% of eligible pay) and other after-tax contributions (from 1% to 10% of eligible pay). Participants may also rollover amounts representing distributions from other defined benefit and/or defined contribution plans. Participants direct their contributions into various investment options offered by the Plan and may elect to change their investment authorizations at any time.
Automatic savings plan enrollment deferrals for new hires, rehires, and newly eligible enrollees is 3% of eligible pay.

The Company makes three types of contributions on behalf of participants to the Plan:

Company matching contributions - After 1 year of service all participants are eligible for matching contributions. All participants receive 100% matching of the first 1% to 6% of participant pre-tax, catch-up, and Roth 401(k) contributions. These contributions will be invested according to a participant’s current investment elections. Matching contributions are subject to a three-year cliff vesting schedule.
Company savings contributions - The Company provides Flexible Dollars to employees to spend on benefits or to deposit into the Plan. Participants’ Flexible Dollars deposited into the Plan are identified as Company savings contributions and are not eligible for matching contributions. These contributions are 100% vested at all times.
Employer Non-Elective Contributions (“ENECs”) - The Company may also make ENECs for employees not participating in the Management Bonus program provided by the Company. ENECs, which are based upon the Company’s performance from the previous year, are determined annually as a percentage of an eligible participant’s eligible earnings. These contributions are subject to a two-year cliff vesting schedule at which point they become 100% vested.

(b)    Payment of Benefits
On termination of service due to death, disability, retirement or termination of service for other reasons, a participant or beneficiary may elect to receive a lump sum amount equal to the value of the participant’s vested interest in their account, or a direct rollover into an eligible retirement plan, as defined. Qualified participants are also given the option of partial distributions. The Plan also provides for in-service and hardship withdrawals. A participant may request a withdrawal of all or part of their after-tax, rollover and vested ENECs at any time. Upon obtaining the age of 59 ½, a participant may request a withdrawal of all or a portion of the value of their vested account. Hardship withdrawals are allowed at any time for certain financial needs, as defined. Account balances invested in the First Horizon Corporation Common Stock Fund may be received in the form of cash or shares of Company common stock.

(c)    Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions and Plan earnings or losses. Additionally, each participant’s account is charged a fixed amount per quarter towards the Plan’s recordkeeping expenses as well as with an allocation for asset management fees, amounts paid to other service providers, and remaining recordkeeping costs. Allocations are based upon participant contributions or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

(d)    Vesting
Participants are vested immediately in their personal contributions, plus actual earnings thereon. Company matching contributions are subject to a three-year cliff vesting schedule. ENEC contributions are subject to a two-year cliff vesting schedule at which point the contributions become 100% vested.
(e)Forfeited Accounts
At December 31, 2025 forfeited nonvested accounts totaled $97,052 and $390,812 for December 31, 2024. Forfeited amounts may be reallocated to eligible participants based upon eligible compensation as defined by the Plan document, used to offset employer contributions, be applied to restore participant’s nonvested account upon timely exercise of a buy-back right, or be applied towards expenses of the administration of the Plan and its related trust. Previously forfeited amounts totaling $0 were applied towards expenses of the administration of the Plan during 2025 and $931,569 were applied towards employer contributions during 2025.

(f)    Notes Receivable from Participants
Active employee participants may borrow from their accounts a minimum of $1,000 up to the lesser of $50,000 or 50% of their vested account balance. General purpose loan terms range from 12 to 60 months and primary residence loan terms range from 12 to 120 months. The loans are secured by the balance in the participant’s account. Interest rates are set quarterly based on the interest rate on the 15th day of the month preceding the new quarter and is based on the prime rate as published in the Wall Street Journal. At December 31, 2025, interest rates ranged from 3.25% to 8.5%. Principal and interest is generally paid ratably through payroll deductions.
Participants may have either two general purpose loans outstanding or one general purpose loan and one primary residence loan. A participant is not eligible to receive more than one primary residence loan and one loan for any other purpose in any twelve-month period.
Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination, the Plan provides that all affected participants’ interests will become fully vested and nonforfeitable.